Share Capital	12 Months Ended
Sep. 30, 2013
Stockholders' Equity Note [Abstract]
Share Capital
Share Capital

(a)	Issued share capital

	September 30, 2012		September 30, 2013
	Number of Shares	Amount	Number of Shares	Amount
Authorized:
Unlimited common shares with no par value

Issued:

Balance, beginning of period	17,419,214	$46,149	17,496,646	$46,652
Transfer from contributed surplus for stock options exercised	—	211	—	182
Options exercised	77,432	292	75,167	257
Balance, end of period	17,496,646	$46,652	17,571,813	$47,091

Note 16 – Share Capital (continued)

(b)	Options to Employees and Directors

The Company has a stock option plan for certain employees, officers and directors. Options issued under the plan have vesting terms that vary depending on date granted and other factors. All stock options must be exercised over specified periods not to exceed five years from the date granted.

	September 30, 2012		September 30, 2013
	Total Options for Shares	Weighted Average Price	Total Options for Shares	Weighted Average Price
Outstanding, beginning of year	979,168	$9.42	1,219,236	$8.84
Granted	325,000	5.88	195,000	2.58
Exercised	(77,432)	3.77	(75,167)	3.39
Expired	—	—	(130,733)	4.66
Forfeited and cancelled	(7,500)	8.80	(40,001)	9.93
Outstanding, end of year	1,219,236	8.84	1,168,335	8.57
Exercisable, end of year	662,573	$8.87	684,334	$10.88

At September 30, 2013, the number outstanding, the weighted average remaining contractual life, the weighted average exercise price and the number of options exercisable are as follows:

Fiscal Year Granted	Number Outstanding	Weighted Average Remaining Term	Weighted Average Exercise Price	Number Exercisable
2009	126,667	8 mos.	7.08	126,667
2010	366,668	16 mos.	12.81	366,668
2011	155,000	33 mos.	12.96	103,335
2012	325,000	64 mos.	5.88	87,664
2013	195,000	57 mos.	2.59	—
	1,168,335	34 mos.	$8.57	684,334

The fair value of common share options is estimated at the grant date using the Black-Scholes option pricing model based on the following weighted average assumptions:

	September 30, 2012	September 30, 2013
Risk free interest rate	1.3%	1.7%
Expected life (years)	4	5
Expected volatility	45.5%	47.5%
Expected dividends	5.3%	—%

During the year ended September 30, 2013, the weighted average grant-date fair value of options granted was estimated at $1.11 (September 30, 2012- $1.36) per option.

The Company is authorized to issue an additional 1,715,568 equity share options under its existing stock option plan.

Note 16 – Share Capital (continued)

A summary of the status of the Company's nonvested share options as of September 30, 2012 and the changes during the year ended September 30, 2013, is presented below:

	September 30, 2012		September 30, 2013
	Total Options for Shares	Weighted Average Price	Total Options for Shares	Weighted Average Price
Nonvested, beginning of period	473,336	$12.17	556,663	$8.80
Granted	325,000	5.88	195,000	2.58
Vested	(239,173)	11.51	(260,995)	10.59
Forfeited and cancelled	(2,500)	8.80	(6,667)	10.30
Nonvested, end of period	556,663	$8.80	484,001	$5.31

The pre-tax intrinsic value of options exercised during the year ended September 30, 2013, was $93 (September 30, 2012 - $162). The total fair value of options that vested during the year ended September 30, 2013, was $692 (September 30, 2012 - $765).

As at September 30, 2013, the aggregate intrinsic value of options outstanding was $nil (September 30, 2012 - $296), while the aggregate intrinsic value of the options that are currently exercisable was $nil (2011- $296).

As at September 30, 2013, there was $581 of total unrecognized compensation costs related to non-vested stock options. The Company expects to recognize this expense over a weighted average period of 2.64 years.

For the year ended September 30, 2013, the total cash received for stock options exercised totaled $257 (2012 - $292, 2011 - $939).